Redeemable Convertible Preferred Stock	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Redeemable Convertible Preferred Stock
11. Redeemable Convertible Preferred Stock
In connection with the Company’s IPO on February 4, 2022, all outstanding shares of the Company’s redeemable convertible preferred stock automatically converted into shares of common stock at the applicable conversion ratio then in effect. The Company’s outstanding shares of preferred stock were converted into 24,785,564 shares of common stock.
The Company had 29,795,227 authorized shares of $0.001 par value Series A redeemable convertible preferred stock (Series A preferred stock), of which 5,413,272 shares were issued and outstanding as of both December 31, 2021 and 2020. The Series A preferred stock was classified as temporary equity as a result of certain redemption rights that are outside of the Company’s control.
The Company had 49,402,623 authorized shares of $0.001 par value Series B redeemable convertible preferred stock (Series B preferred stock), of which 8,975,585 shares were issued and outstanding as of both December 31, 2021 and 2020 from the issuance of Series
B-1
and Series
B-2
redeemable convertible preferred stock discussed below.
The Company had 27,444,339 authorized shares of $0.001 par value Series
B-1
redeemable convertible preferred stock (Series
B-1
preferred stock), of which 4,986,153 shares were issued and outstanding as of both December 31, 2021 and 2020.
The Company had authorized 21,958,284 shares of $0.001 par value Series
B-2
redeemable convertible preferred stock (Series
B-2
preferred stock and with the Series
B-1
preferred stock, the Series B preferred stock). The Company concluded that the investors’ rights to purchase Series
B-2
preferred stock upon achieving certain clinical activities (i.e., clinically significant and meaningful biological activity with manageable toxicities from a phase 1 clinical trial, approval by the board of an acceptable clinical development plan, IND filling by a specified date and completion of other key analysis) (the Milestone closing) did not meet the definition of a freestanding financial instrument, as they were legally attached and assigned together with the issuance of Series
B-1
preferred stock.
Furthermore, after weighing the substantive and implied terms and features of the Series B preferred stock instrument, the Company concluded that the conversion option was clearly and closely related to the preferred stock host contract and therefore would not need to be bifurcated.
In December 2020, the Company issued the second tranche of Series
B-2
preferred stock in exchange for $42.8 million in cash. The Company incurred less than $0.1 million in transaction costs related to this issuance. As of both December 31, 2021 and 2020, 3,989,432 shares of Series
B-2
preferred stock were issued and outstanding. The Series B preferred stock was classified as temporary equity as a result of certain redemption rights that are outside of the Company’s control.
During the year ended December 31, 2021, the Company authorized 57,224,618 shares of $0.001 par value Series C redeemable convertible preferred stock (the Series C preferred stock) and issued 10,396,707 shares in exchange for $120.0 million in cash. The Company incurred $0.9 million in transaction costs related to this issuance. The Series C preferred stock was classified as temporary equity as a result of certain redemption rights that are outside of the Company’s control. The Company’s Series A preferred stock, Series B preferred stock, and Series C preferred stock (collectively, the preferred stock) had the following rights and preferences, privileges, and restrictions.

Dividends
The holders of preferred stock were entitled to receive annual noncumulative dividends at an annual rate of 8% in preference to any declaration or payment of any dividend on the common stock, on an as-converted
basis when, as and if declared by the board of directors. As of both December 31, 2021 and 2020, no dividends had been declared.
Voting Rights
Each share of preferred stock represented such number of votes as is equal to the number of shares of common stock into which such share is convertible. The holders of preferred stock were able to vote together with the holders of common stock on an as-converted
basis on all matters in which stockholders were entitled to vote. The holders of Series A preferred stock, exclusively and as a separate class, were entitled to elect three directors, the holders of the Series B preferred stock, exclusively and as a separate class, were entitled to elect two directors, and the holders of Series C preferred stock, exclusively and as a separate class, were entitled to elect one director of the Company as of December 31, 2021.
Conversion Rights
Each share of preferred stock was convertible into shares of common stock determined by dividing the original issuance price by the conversion price. The conversion price was equal to the original issuance price, which were $5.51 for Series A preferred stock, $8.60 for Series
B-1
preferred stock, $10.74 for Series
B-2
preferred stock, and $11.55 for Series C preferred stock. Conversion could occur at any time at the option of each holder. All series of preferred stock converted into shares of common stock on a one-to-one
basis as part of the Company’s IPO in February 2022.
Liquidation Preference
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, the holders of Series C preferred stock were entitled to receive, before any payment of any of the assets of the Company to the holders of the Series B preferred stock, the holders of the Series A preferred stock, or the holders of common stock, $11.55 per share (as adjusted for any stock dividend, stock split, combination or other similar transactions, plus any declared but unpaid dividends). After payment of the above but before any payment of any of the assets of the Company to the holders of Series A preferred stock or the holders of common stock, the holders of Series
B-1
and Series
B-2
preferred stock were entitled to receive, before any payment of any of the assets of the Company to the holders of the Series A preferred stock or the holders of common stock, $8.60 per share and $10.74 per share, respectively (as adjusted for any stock dividend, stock split, combination or other similar transactions, plus any declared but unpaid dividends). After payment of the above but before any payment of any of the assets of the Company to the holders of common stock, the holders of Series A preferred stock were entitled to receive $5.51 per share with respect to shares of Series A preferred stock. The Company did not adjust the carrying values of the preferred stock to the liquidation preferences of such shares because it was uncertain whether or when an event would occur that would obligate the Company to pay the liquidation preferences to holders of shares of preferred stock and these circumstances were not probable as the balance sheet dates. Subsequent adjustments to the carrying values of the liquidation preferences were to be made only when it became probable that such a liquidation event will occur.
Redemption Rights
The preferred stock was contingently redeemable upon certain change in control events that are outside of the Company’s control, including liquidation, sale or transfer of control of the Company.

Anti-dilution Protection
The holders of the preferred stock had proportional anti-dilution protection for splits, dividends and similar recapitalizations. Subject to certain exclusions, anti-dilution price protection for additional sales of securities by the Company for consideration per unit less than the applicable conversion price per unit of any series of preferred stock, were to be on a broad-based weighted average basis.